Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue)
28th Floor
New York, NY 10019

August 12, 2016

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)

File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Auspice Broad Commodity Strategy ETF, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated August 9, 2016, filed electronically as Post-Effective Amendment No. 167 to the Trust’s Registration Statement on Form N-1A on August 9, 2016.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates LLP at (202) 778-9100.

Sincerely,

/s/ Angela Brickl

Angela Brickl
Chief Compliance Officer
Rafferty Asset Management, LLC